UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     1325 Airmotive Way
             Suite 205
             Reno, NV  89502

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   775-325-2300
Signature, Place, and Date of Signing

Michelle Leicher     Reno, Nevada    April 7, 2000

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $89,505


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
                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE

ABBOTT LABS                COM            002824100    2026        57575   SH           SOLE     N/A               57575
AMERICAN EXPRESS           COM            025816109    1591        10680   SH           SOLE     N/A               10680
AMERICAN HOME PRODUCTS     COM            026609107    1727        32095   SH           SOLE     N/A               32095
AMGEN, INC.                COM            031162100    1300        21175   SH           SOLE     N/A               21175
AT & T CORP                COM            001957109    2170        38445   SH           SOLE     N/A               38445
BAXTER INTERNATIONAL       COM            071813109    1073        17119   SH           SOLE     N/A               17119
CHASE MANHATTAN            COM            16161A108    1558        17875   SH           SOLE     N/A               17875
CISCO SYSTEMS              COM            17275R102    9642       124718   SH           SOLE     N/A              124718
CITIGROUP                  COM            172967101    3523        59400   SH           SOLE     N/A               59400
COMPUWARE CORP.            COM            205638109    1585        75250   SH           SOLE     N/A               75250
COSTCO WHOLESALE           COM            22160Q102     498         9475   SH           SOLE     N/A                9475
DELL COMPUTERS             COM            247025109    4111        76215   SH           SOLE     N/A               76215
DIGENE CORP                COM            253752109     644        14000   SH           SOLE     N/A               14000
EMERSON ELECTRIC           COM            291011104     808        15200   SH           SOLE     N/A               15200
FEDERAL NAT'L MTG          COM            313586109    1574        27890   SH           SOLE     N/A               27890
FLOWERS INDS.              COM            343496105    2450       161325   SH           SOLE     N/A              161325
GENERAL ELECTRIC           COM            369604103    4592        29545   SH           SOLE     N/A               29545
HOME DEPOT                 COM            437076102    4165        64582   SH           SOLE     N/A               64582
HONEYWELL INT'L            COM            438516107    2655        50400   SH           SOLE     N/A               50400
HOUSEHOLD INT'L            COM            441815107    2439        65375   SH           SOLE     N/A               65375
INTEL                      COM            458140100    8531        64660   SH           SOLE     N/A               64660
JOHNSON & JOHNSON          COM            478160104     925        13175   SH           SOLE     N/A               13175
LEVEL 3 COMMUNICATIONS     COM            52729N100    4130        39050   SH           SOLE     N/A               39050
LUCENT TECH.               COM            549463107    3030        49877   SH           SOLE     N/A               49877
MASCO CORP                 COM            574599106    1064        51925   SH           SOLE     N/A               51925
MCI WORLDCOM, INC.         COM            55268B106     377         8325   SH           SOLE     N/A                8325
MEDTRONIC INC.             COM            585055106     514        10000   SH           SOLE     N/A               10000
MELLON FINANCIAL CORP.     COM            585509102     214         7250   SH           SOLE     N/A                7250
MERCK AND CO.              COM            589331107    1039        21070   SH           SOLE     N/A               21070
MICROSOFT CORP             COM            594918104    3546        33375   SH           SOLE     N/A               33375
MORGAN STANLEY DWD CO      COM            617446448    3336        40900   SH           SOLE     N/A               40900
PPG INDUSTRIES INC.        COM            693506107     926        17700   SH           SOLE     N/A               17700
SCHERING-PLOUGH            COM            806605101    2115        57545   SH           SOLE     N/A               57545
TYCO INTERNATIONAL         COM            902120106    4805        95857   SH           SOLE     N/A               95857
UNION PACIFIC              COM            907818108     970        24800   SH           SOLE     N/A               24800
WAL-MART STORES            COM            931142103    3580        64360   SH           SOLE     N/A               64360
